Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Viking Mutual Funds
Entity Central Index Key	0001082744
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Kansas Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Kansas Municipal Fund
Class Name	Class A
Trading Symbol	KSMUX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class A shares returned 2.09%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

[1]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	10 Years
Class A without sales charge	2.09	-0.15	1.29
Class A with sales charge	-0.46	-0.66	1.03
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 59,000,000
Holdings Count	88
Advisory Fees Paid, Amount	$ 182,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$59
Number of Holdings	88
Total Advisory Fee	$182K
Annual Portfolio Turnover	29%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	51.7	A	15.56
Health Care	11.4	AA	59.09
Utilities	9.1	AAA	14.57
Pre-Refunded	8.9	BBB	6.24
Other Revenue	7.3	NR	4.54
Education	6.6
Housing	2.1
Cash Equivalents and Other	1.6
Transportation	1.3

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Kansas Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Kansas Municipal Fund
Class Name	Class I
Trading Symbol	KSITX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.73%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class I shares returned 2.45%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

November 1, 2017 through July 31, 2024

[2]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%) For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class I	2.45	0.12	0.98
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.01
^Inception Date of 11/1/2017

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 59,000,000
Holdings Count	88
Advisory Fees Paid, Amount	$ 182,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$59
Number of Holdings	88
Total Advisory Fee Paid	$182K
Annual Portfolio Turnover	29%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	51.7	A	15.56
Health Care	11.4	AA	59.09
Utilities	9.1	AAA	14.57
Pre-Refunded	8.9	BBB	6.24
Other Revenue	7.3	NR	4.54
Education	6.6
Housing	2.1
Cash Equivalents and Other	1.6
Transportation	1.3

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Maine Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Maine Municipal Fund
Class Name	Class A
Trading Symbol	MEMUX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Maine Municipal Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class A shares returned 3.05%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

[3]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	10 Years
Class A without sales charge	3.05	-0.55	0.77
Class A with sales charge	0.51	-1.06	0.52
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 9,000,000
Holdings Count	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$9
Number of Holdings	24
Total Advisory Fee	$0
Annual Portfolio Turnover	69%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	27.7	A	9.09
Housing	23.7	AA	90.91
Other Revenue	21.5
Health Care	15.6
Transportation	7.1
Cash Equivalents and Other	4.4

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Maine Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Maine Municipal Fund
Class Name	Class I
Trading Symbol	MEIMX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Maine Municipal Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.73%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class I shares returned 3.30%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

November 1, 2017 through July 31, 2024

[4]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%) For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class I	3.30	-0.31	0.45
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.01
^Inception Date of 11/1/2017

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 9,000,000
Holdings Count	24
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$9
Number of Holdings	24
Total Advisory Fee	$0
Annual Portfolio Turnover	69%

Holdings [Text Block]

  What did the Fund invest in?

   (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	27.7	A	9.09
Housing	23.7	AA	90.91
Other Revenue	21.5
Health Care	15.6
Transportation	7.1
Cash Equivalents and Other	4.4

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Nebraska Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Nebraska Municipal Fund
Class Name	Class A
Trading Symbol	NEMUX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class A shares returned 1.87%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

[5]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	10 Years
Class A without sales charge	1.87	-0.44	1.19
Class A with sales charge	-0.64	-0.94	0.93
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 33,000,000
Holdings Count	51
Advisory Fees Paid, Amount	$ 83,000
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$33
Number of Holdings	51
Total Advisory Fee	$83K
Annual Portfolio Turnover	79%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	58.0	A	11.49
Education	15.7	AA	58.06
Utilities	11.3	AAA	8.25
Pre-Refunded	7.0	BBB	3.13
Health Care	3.1	NR	19.07
Other Revenue	3.0
Housing	1.2
Cash Equivalents and Other	0.7

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Nebraska Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Nebraska Municipal Fund
Class Name	Class I
Trading Symbol	NEITX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.73%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class I shares returned 2.02%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

November 1, 2017 through July 31, 2024

[6]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%) For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class I	2.02	-0.19	0.74
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.01
^Inception Date of 11/1/2017

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 33,000,000
Holdings Count	51
Advisory Fees Paid, Amount	$ 83,000
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$33
Number of Holdings	51
Total Advisory Fee	$83K
Annual Portfolio Turnover	79%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	58.0	A	11.49
Education	15.7	AA	58.06
Utilities	11.3	AAA	8.25
Pre-Refunded	7.0	BBB	3.13
Health Care	3.1	NR	19.07
Other Revenue	3.0
Housing	1.2
Cash Equivalents and Other	0.7

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Oklahoma Municipal Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Oklahoma Municipal Fund
Class Name	Class A
Trading Symbol	OKMUX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class A shares returned 2.33%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

[7]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	10 Years
Class A without sales charge	2.33	-0.28	1.28
Class A with sales charge	-0.20	-0.77	1.02
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 45,000,000
Holdings Count	66
Advisory Fees Paid, Amount	$ 146,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$45
Number of Holdings	66
Total Advisory Fee	$146K
Annual Portfolio Turnover	69%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
Other Revenue	69.4	A	32.32
Education	6.4	AA	36.91
Transportation	4.8	AAA	6.67
Cash Equivalents and Other	4.6	BBB	15.85
Housing	4.5	NR	8.25
General Obligation	3.9
Health Care	3.4
Utilities	3.0

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Oklahoma Municipal Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Oklahoma Municipal Fund
Class Name	Class I
Trading Symbol	OKMIX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.73%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class I shares returned 2.59%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

November 1, 2017 through July 31, 2024

[8]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%) For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class I	2.59	-0.03	0.90
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.01
^Inception Date of 11/1/2017

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 45,000,000
Holdings Count	66
Advisory Fees Paid, Amount	$ 146,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$45
Number of Holdings	66
Total Advisory Fee	$146K
Annual Portfolio Turnover	69%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
Other Revenue	69.4	A	32.32
Education	6.4	AA	36.91
Transportation	4.8	AAA	6.67
Cash Equivalents and Other	4.6	BBB	15.85
Housing	4.5	NR	8.25
General Obligation	3.9
Health Care	3.4
Utilities	3.0

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for Montana | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for Montana
Class Name	Class A
Trading Symbol	VMTTX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class A shares returned 1.98%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

[9]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	10 Years
Class A without sales charge	1.98	-0.02	1.37
Class A with sales charge	-0.61	-0.52	1.11
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 61,000,000
Holdings Count	106
Advisory Fees Paid, Amount	$ 202,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$61
Number of Holdings	106
Total Advisory Fee	$202K
Annual Portfolio Turnover	32%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	49.9	A	26.72
Housing	13.7	AA	58.89
Other Revenue	12.6	AAA	1.95
Health Care	12.5	BBB	0.86
Utilities	4.5	NR	11.58
Cash Equivalents and Other	2.3
Pre-Refunded	1.9
Transportation	1.9
Education	0.7

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for Montana | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for Montana
Class Name	Class I
Trading Symbol	VMTIX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.73%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class I shares returned 2.23%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2024

[10]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%) For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class I	2.23	0.23	0.89
Bloomberg U.S. Muni Bond Index	3.74	1.19	1.79
^Inception Date of 8/1/2016

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 61,000,000
Holdings Count	106
Advisory Fees Paid, Amount	$ 202,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$61
Number of Holdings	106
Total Advisory Fee	$202K
Annual Portfolio Turnover	32%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	49.9	A	26.72
Housing	13.7	AA	58.89
Other Revenue	12.6	AAA	1.95
Health Care	12.5	BBB	0.86
Utilities	4.5	NR	11.58
Cash Equivalents and Other	2.3
Pre-Refunded	1.9
Transportation	1.9
Education	0.7

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for North Dakota | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for North Dakota
Class Name	Class A
Trading Symbol	VNDFX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class A shares returned 1.35%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

[11]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	10 Years
Class A without sales charge	1.35	-0.64	1.00
Class A with sales charge	-1.14	-1.13	0.74
Bloomberg U.S. Muni Bond Index	3.74	1.19	2.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 21,000,000
Holdings Count	45
Advisory Fees Paid, Amount	$ 40,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$21
Number of Holdings	45
Total Advisory Fee	$40K
Annual Portfolio Turnover	56%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	42.4	A	22.29
Health Care	17.1	AA	51.74
Education	12.9	BBB	7.64
Housing	12.4	NR	18.33
Other Revenue	9.4
Utilities	5.8

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Viking Tax-Free Fund for North Dakota | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Viking Tax-Free Fund for North Dakota
Class Name	Class I
Trading Symbol	VNDIX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.73%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the twelve month period ended July 31, 2024, the Fund’s Class I shares returned 1.61%.
•	In comparison, the Bloomberg U.S. Municipal Bond Index (the Benchmark) returned 3.74% for the same period.

What affected the Fund’s performance?
•	An underweight to lower rated bonds (e.g. BBB) which generally outperformed across most maturities over the period, detracted from relative performance.
•	An overweight to bonds maturing in roughly 13-20 years, contributed positively to relative performance.
•	An underweight to higher rated bonds (e.g. AAA) maturing in greater than 25 years, contributed positively to relative performance.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2024

[12]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%) For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class I	1.61	-0.41	0.40
Bloomberg U.S. Muni Bond Index	3.74	1.19	1.79
^Inception Date of 8/1/2016

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 21,000,000
Holdings Count	45
Advisory Fees Paid, Amount	$ 40,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$21
Number of Holdings	45
Total Advisory Fee	$40K
Annual Portfolio Turnover	56%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
General Obligation	42.4	A	22.29
Health Care	17.1	AA	51.74
Education	12.9	BBB	7.64
Housing	12.4	NR	18.33
Other Revenue	9.4
Utilities	5.8

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[2]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[3]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[4]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[5]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[6]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[7]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[8]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[9]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[10]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[11]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[12]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.